Property and Equipment	9 Months Ended
Sep. 30, 2026
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
4	PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following:

	September 30, 2026	December 31, 2025
Rental vehicles	26,749,049	26,899,522
Furniture and fixtures	1,505,579	1,479,966
Leasehold improvements	944,369	879,092
Less: Accumulated depreciation	(28,161,757)	(26,604,770)
Total property and equipment	1,037,240	2,653,810

The following table summarizes the depreciation expenses recorded in the unaudited interim condensed consolidated statements of operations and comprehensive loss for the periods ended September 30, 2026 and 2025:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Cost of revenues	420,044	682,402	1,511,778	2,129,151
General and administrative expenses	117,402	113,124	381,672	312,198
Total	537,446	795,526	1,893,450	2,441,349